VARIABLE ACCOUNT B

OF MONARCH LIFE INSURANCE COMPANY

ANNUAL REPORT

DECEMBER 31, 2005

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policyowners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.

The investment results presented in this report are historical and are no indication of future performance.

Report of Independent Registered Public Accounting Firm

To the Receiver of Monarch Life Insurance Company

and Policyowners of Variable Account B of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Variable Account B of Monarch Life Insurance Company at December 31, 2005 and 2004, and the results of each of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the custodians, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 21, 2006

VARIABLE ACCOUNT B

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF NET ASSETS AT DECEMBER 31, 2005

	Cost	Shares/Units	Market Value
ASSETS
Investment in Oppenheimer Variable Account Funds:
Oppenheimer Money Fund	$14,509,942	14,509,942	$14,509,942
Oppenheimer Core Bond Fund	3,967,043	364,079	4,074,049
Oppenheimer Aggressive Growth Fund	10,783,024	267,207	13,197,347
Oppenheimer Capital Appreciation Fund	24,673,435	598,352	23,048,515
Oppenheimer Balanced Fund	34,862,637	2,198,761	37,532,842
Oppenheimer High Income Fund	5,912,972	719,466	6,072,295

	94,709,053		98,434,990

Investment in The Merrill Lynch Fund of Stripped U.S. Treasury Securities:
2006 Trust	567,258	754,894	773,238
2007 Trust	190,661	242,007	236,143
2008 Trust	287,029	440,248	402,928
2009 Trust	40,811	47,352	41,585
2010 Trust	537,589	823,404	685,311
2019 Trust	154,614	301,188	161,449

	1,777,962		2,300,654

Total Invested Assets	$96,487,015		100,735,644

Dividends Receivable			19,395

Total Assets			100,755,039

LIABILITIES
Payable to Monarch Life Insurance Company			815,977
Pending Trades			275

Total Liabilities			816,252

Net Assets			$99,938,787

NET ASSETS
For Variable Life Insurance Policies			$99,911,345
Unamortized Allocated Policy Loading			27,442

Total Net Assets			$99,938,787

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF NET ASSETS AT DECEMBER 31, 2004

	Cost	Shares/Units	Market Value
ASSETS
Investment in Oppenheimer Variable Account Funds:
Oppenheimer Money Fund	$15,333,349	15,333,349	$15,333,349
Oppenheimer Bond Fund	4,197,409	383,253	4,407,415
Oppenheimer Aggressive Growth Fund	13,317,441	292,608	12,865,954
Oppenheimer Capital Appreciation Fund	27,310,533	654,182	24,198,176
Oppenheimer Balanced Fund	35,206,475	2,239,591	38,856,908
Oppenheimer High Income Fund	6,110,388	746,577	6,569,876

	101,475,595		102,231,678

Investment in The Merrill Lynch Fund of Stripped U.S. Treasury Securities:
2005 Trust	1,611,214	2,097,490	2,112,864
2006 Trust	595,107	792,788	791,226
2007 Trust	126,186	182,484	175,226
2008 Trust	306,332	489,773	444,577
2009 Trust	14,456	17,267	15,054
2010 Trust	327,353	580,875	478,333
2019 Trust	15,607	36,249	17,901

	2,996,255		4,035,181

Total Invested Assets	$104,471,850		106,266,859

Dividends Receivable			8,899
Pending Trades			1,475

Total Assets			106,277,233

LIABILITIES
Payable to Monarch Life Insurance Company			1,022,893

Total Liabilities			1,022,893

Net Assets			$105,254,340

NET ASSETS
For Variable Life Insurance Policies			$105,205,066
Unamortized Allocated Policy Loading			49,274

Total Net Assets			$105,254,340

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005

	Total	Money Fund Division	Core Bond Fund Division	Aggressive Growth Fund Division	Capital Appreciation Fund Division	Balanced Fund Division	High Income Fund Division	2005 Division
Investment Income:
Dividends	$1,937,185	$428,877	$215,811	$—	$218,121	$665,671	$408,705	$—
Expenses:
Risk Charges and Administrative Expenses	(648,029)	(102,853)	(25,505)	(80,728)	(146,269)	(236,859)	(39,226)	(1,567)
Transaction Charges	(8,747)	—	—	—	—	—	—	(852)

Net Investment Income (Loss)	1,280,409	326,024	190,306	(80,728)	71,852	428,812	369,479	(2,419)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	(1,067,914)	—	(5,480)	(1,436,717)	(593,585)	373,483	31,741	505,214
Net Unrealized Gains (Losses)	2,453,605	—	(102,999)	2,865,813	1,487,417	(980,233)	(300,165)	(501,649)
Capital Gain Distributions	1,359,947	—	—	—	—	1,359,947	—	—

Net Gains and (Losses)	2,745,638	—	(108,479)	1,429,096	893,832	753,197	(268,424)	3,565

Net Increase (Decrease) in Net Assets Resulting from Operations	4,026,047	326,024	81,827	1,348,368	965,684	1,182,009	101,055	1,146

Transfers of Net Premiums	5,551	2,854	—	1,386	940	371	—	—
Transfers of Policy Loading, Net	(21,829)	(3,473)	(1,130)	(3,462)	(5,204)	(7,834)	(557)	(42)
Transfers Due to Deaths	(2,088,210)	(322,119)	(165,368)	(24,145)	(417,176)	(851,897)	(231,147)	—
Transfers Due to Other Terminations	(4,763,710)	(1,884,690)	(62,883)	(393,398)	(948,118)	(1,360,987)	(92,648)	5,209
Transfers Due to Policy Loans	(160,452)	(15,483)	103,297	3,419	(70,083)	(136,011)	(46,442)	—
Transfers of Cost of Insurance	(2,061,767)	(323,160)	(91,097)	(247,393)	(442,307)	(743,356)	(159,831)	2,890
Transfers of Net Loan Cost	(251,183)	(40,697)	(11,726)	(34,237)	(55,737)	(85,003)	(22,211)	2,633
Transfers Among Investment Divisions	—	1,458,972	(182,345)	(294,345)	(133,822)	700,299	38,731	(2,106,936)

Net Increase (Decrease) in Net Assets Resulting from Principal Transactions	(9,341,600)	(1,127,796)	(411,252)	(992,175)	(2,071,507)	(2,484,418)	(514,105)	(2,096,246)

Total Increase (Decrease) in Net Assets	(5,315,553)	(801,772)	(329,425)	356,193	(1,105,823)	(1,302,409)	(413,050)	(2,095,100)
Net Assets - Beginning of Year	105,254,340	15,213,366	4,370,473	12,734,253	23,967,640	38,531,227	6,436,159	2,095,100

Net Assets - End of Year	$99,938,787	$14,411,594	$4,041,048	$13,090,446	$22,861,817	$37,228,818	$6,023,109	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005 (Continued)

	2006 Division	2007 Division	2008 Division	2009 Division	2010 Division	2019 Division
Investment Income:
Dividends	$—	$—	$—	$—	$—	$—
Expenses:
Risk Charges and Administrative Expenses	(5,274)	(1,478)	(2,704)	(268)	(4,234)	(1,064)
Transaction Charges	(2,671)	(812)	(1,530)	(132)	(2,265)	(485)

Net Investment Income (Loss)	(7,945)	(2,290)	(4,234)	(400)	(6,499)	(1,549)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	10,570	7,726	26,092	194	10,849	1,999
Net Unrealized Gains (Losses)	9,863	(3,558)	(22,343)	177	(3,259)	4,541
Capital Gain Distributions	—	—	—	—	—	—

Net Gains and (Losses)	20,433	4,168	3,749	371	7,590	6,540

Net Increase (Decrease) in Net Assets Resulting from Operations	12,488	1,878	(485)	(29)	1,091	4,991

Transfers of Net Premiums	—	—	—	—	—	—
Transfers of Policy Loading, Net	(26)	(75)	—	—	(26)	—
Transfers Due to Deaths	—	—	(73,175)	—	—	(3,183)
Transfers Due to Other Terminations	(13,732)	(9,436)	(190)	(149)	(1,194)	(1,494)
Transfers Due to Policy Loans	413	(8,451)	—	—	5,189	3,700
Transfers of Cost of Insurance	(16,620)	(7,829)	(11,912)	(946)	(14,550)	(5,656)
Transfers of Net Loan Cost	(403)	(233)	(527)	(132)	(1,475)	(1,435)
Transfers Among Investment Divisions	283	84,622	45,103	27,578	216,395	145,465

Net Increase (Decrease) in Net Assets Resulting from Principal Transactions	(30,085)	58,598	(40,701)	26,351	204,339	137,397

Total Increase (Decrease) in Net Assets	(17,597)	60,476	(41,186)	26,322	205,430	142,388
Net Assets - Beginning of Year	784,551	173,748	440,839	14,925	474,311	17,748

Net Assets - End of Year	$766,954	$234,224	$399,653	$41,247	$679,741	$160,136

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004

	Total	Money Fund Division	Bond Fund Division	Aggressive Growth Fund Division	Capital Appreciation Fund Division	Balanced Fund Division	High Income Fund Division	2005 Division
Investment Income:
Dividends	$1,414,003	$156,261	$239,825	$—	$74,630	$394,556	$548,731	$—
Expenses:
Risk Charges and Administrative Expenses	(674,595)	(107,174)	(29,078)	(74,299)	(149,889)	(240,101)	(46,700)	(13,973)
Transaction Charges	(14,513)	—	—	—	—	—	—	(7,555)

Net Investment Income (Loss)	724,895	49,087	210,747	(74,299)	(75,259)	154,455	502,031	(21,528)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	(2,781,295)	—	22,708	(3,012,726)	(477,614)	393,854	188,330	44,890
Net Unrealized Gains (Losses)	9,689,387	—	(23,012)	5,111,675	1,985,344	2,833,417	(182,044)	(19,578)
Capital Gain Distributions	—	—	—	—	—	—	—	—

Net Gains and (Losses)	6,908,092	—	(304)	2,098,949	1,507,730	3,227,271	6,286	25,312

Net Increase in Net Assets Resulting from Operations	7,632,987	49,087	210,443	2,024,650	1,432,471	3,381,726	508,317	3,784

Transfers of Net Premiums	3,963	1,266	—	1,310	994	393	—	—
Transfers of Policy Loading, Net	(30,909)	(4,973)	(1,592)	(4,246)	(5,988)	(12,719)	(1,174)	(56)
Transfers Due to Deaths	(2,634,892)	219,203	(657,807)	(262,101)	(558,170)	(805,165)	(528,752)	(42,100)
Transfers Due to Other Terminations	(4,135,840)	(1,038,330)	(94,799)	(185,000)	(581,589)	(1,885,331)	(206,250)	(13,598)
Transfers Due to Policy Loans	(135,436)	57,984	(178,889)	96,334	184,463	(152,019)	(150,375)	3,366
Transfers of Cost of Insurance	(2,102,282)	(329,044)	(108,418)	(229,280)	(453,583)	(734,244)	(157,285)	(41,111)
Transfers of Net Loan Cost	(261,696)	(40,552)	(13,708)	(33,804)	(63,879)	(86,439)	(16,156)	(3,349)
Transfers Among Investment Divisions	—	2,094,805	63,215	(12,275)	36,531	343,034	(2,460,294)	(56,749)

Net Increase (Decrease) in Net Assets Resulting from Principal Transactions	(9,297,092)	960,359	(991,998)	(629,062)	(1,441,221)	(3,332,490)	3,520,286)	(153,597)

Total Increase (Decrease) in Net Assets	(1,664,105)	1,009,446	(781,555)	1,395,588	(8,750)	49,236	(3,011,969)	(149,813)
Net Assets - Beginning of Year	106,918,445	14,203,920	5,152,028	11,338,665	23,976,390	38,481,991	9,448,128	2,244,913

Net Assets - End of Year	$105,254,340	$15,213,366	$4,370,473	$12,734,253	$23,967,640	$38,531,227	$6,436,159	$2,095,100

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004 (Continued)

	2006 Division	2007 Division	2008 Division	2009 Division	2010 Division	2019 Division
Investment Income:
Dividends	$—	$—	$—	$—	$—	$—
Expenses:
Risk Charges and Administrative Expenses	(6,020)	(1,196)	(2,675)	(92)	(3,266)	(132)
Transaction Charges	(3,070)	(609)	(1,534)	(52)	(1,633)	(60)

Net Investment Income (Loss)	(9,090)	(1,805)	(4,209)	(144)	(4,899)	(192)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	41,624	2,142	4,565	190	10,076	666
Net Unrealized Gains (Losses)	(32,098)	347	4,991	254	8,881	1,210
Capital Gain Distributions	—	—	—	—	—	—

Net Gains and (Losses)	9,526	2,489	9,556	444	18,957	1,876

Net Increase in Net Assets Resulting from Operations	436	684	5,347	300	14,058	1,684

Transfers of Net Premiums	—	—	—	—	—	—
Transfers of Policy Loading, Net	(35)	(94)	—	—	(32)	—
Transfers Due to Deaths	—	—	—	—	—	—
Transfers Due to Other Terminations	(130,857)	(3)	(38)	(2)	(28)	(15)
Transfers Due to Policy Loans	—	—	—	—	—	3,700
Transfers of Cost of Insurance	(18,214)	(5,882)	(11,310)	(407)	(10,741)	(2,763)
Transfers of Net Loan Cost	(597)	(129)	(596)	(98)	(1,180)	(1,209)
Transfers Among Investment Divisions	3,930	726	1,799	63	(14,849)	64

Net Increase (Decrease) in Net Assets Resulting from Principal Transactions	(145,773)	(5,382)	(10,145)	(444)	(26,830)	(223)

Total Increase (Decrease) in Net Assets	(145,337)	(4,698)	(4,798)	(144)	(12,772)	1,461
Net Assets - Beginning of Year	929,888	178,446	445,637	15,069	487,083	16,287

Net Assets - End of Year	$784,551	$173,748	$440,839	$14,925	$474,311	$17,748

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Variable Account B of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of twelve investment divisions. Six of the divisions each invest solely in the shares of six corresponding separate funds of the Oppenheimer Variable Account Funds (the Funds), an open-end management investment company registered under the 1940 Act. The Funds’ investment advisor is Oppenheimer Funds, Inc. Six divisions each invest solely in the units of six corresponding series trusts of The Merrill Lynch Fund of Stripped (“Zero”) U.S. Treasury Securities (the Merrill Trust), which is registered under the 1940 Act as a unit investment trust. The sponsor of the Merrill Trust is Merrill Lynch, Pierce, Fenner & Smith Inc.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum guaranteed death benefit) and other policy benefits. Additional assets are held in Monarch Life’s general account to cover the contingency that the guaranteed death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life makes certain deductions from premiums before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and (4) state premium taxes. For certain policies, the sum of deductions (3) and (4) is initially included in the investment base of a policyowner in the Account. This allocated policy loading is subtracted from that policyowner’s investment base in installments during subsequent policy years.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life’s surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended Monarch Life’s certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life’s certificate of authority has been revoked or not renewed by the insurance departments of the states of Alaska (2004), Hawaii (1995), Idaho (1998), Kentucky (1995), Louisiana (1994), Michigan (1995), Missouri (1994), Nevada (1997), Utah (2005), Washington (2000), and Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance policies, variable life insurance policies, and annuity contracts. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life and Regal Re. The Account cannot be charged with liabilities arising out of any other business of Monarch Life or Regal Re and is held for the exclusive benefit of the policyowners participating in the Account.

Effective April 29, 2005, the Oppenheimer Bond Fund changed it’s name to the Oppenheimer Core Bond Fund. Simultaneously, the corresponding investment division of the Account was renamed.

VARIABLE ACCOUNT B

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS: The investments in shares of the Funds and in units of the Merrill Trust are stated at market value, which is the net asset value per share and per unit of the respective funds and series trusts of the Funds and the Merrill Trust. Investment transactions are accounted for on the date the shares and units are purchased or sold. The cost of shares and units redeemed is determined on the first-in, first-out method. Dividend income and capital gain distributions received from the Funds and the Merrill Trust are reinvested in additional shares of the Funds and in units of the Merrill Trust, respectively, and are recorded as income by the Account on the ex-dividend date.

FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life, which is taxed as a life insurance company. Under existing federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds and units of the Merrill Trust by the Account for the year ended December 31, 2005 are shown below:

	Purchases	Sales
Oppenheimer Money Fund	$5,221,821	$6,045,228
Oppenheimer Core Bond Fund	411,944	636,831
Oppenheimer Aggressive Growth Fund	1,249,031	2,346,701
Oppenheimer Capital Appreciation Fund	1,228,488	3,271,996
Oppenheimer Balanced Fund	2,940,653	3,657,980
Oppenheimer High Income Fund	586,421	815,577
2005 Trust	2	2,116,430
2006 Trust	402	38,805
2007 Trust	84,632	27,880
2008 Trust	44,870	90,265
2009 Trust	27,649	1,487
2010 Trust	233,574	34,186
2019 Trust	148,615	11,606

Totals	$12,178,102	$19,094,972

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .75% (on an annual basis) of the policyowners’ investment base.

NOTE 5-TRANSACTION CHARGES

Monarch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc., on the sale of units of the Merrill Trust to the Account and deducts a daily charge from the assets of each series trust division in the Account for reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on an annual basis) of the policyowners’ respective investment base.

VARIABLE ACCOUNT B

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 6-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2005, are shown below:

	Issued	Redeemed	Net Increase (Decrease)
Money Fund Division	247,571	290,583	(43,012)
Core Bond Fund Division	9,967	19,386	(9,419)
Aggressive Growth Fund Division	23,568	40,463	(16,895)
Capital Appreciation Fund Division	20,144	45,222	(25,078)
Balanced Fund Division	46,857	97,353	(50,496)
High Income Fund Division	8,379	19,820	(11,441)
2005 Division	—	26,755	(26,755)
2006 Division	35	780	(745)
2007 Division	2,011	619	1,392
2008 Division	2,512	3,346	(834)
2009 Division	697	31	666
2010 Division	5,631	726	4,905
2019 Division	10,079	1,162	8,917

NOTE 7-POLICY CHARGES

Monarch Life periodically deducts a charge for mortality cost from a policyowner’s investment base. This charge is for the cost of providing life insurance coverage for the insured.

Monarch Life may charge certain policies a quarterly administrative fee of $12.50. Additionally, Monarch Life may charge an excess reallocation fee of $25.00 for those policyowners who reallocate investment base more than five times a year. These fees (if applicable) would be deducted from a policyowner’s investment base.

Policies that have outstanding policyowner loans are charged an annual net loan cost, which ranges by policy form from .60% to 2.00%. A policyowner’s investment base is reduced by the net loan cost.

VARIABLE ACCOUNT B

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 8-POLICYOWNERS’ INVESTMENT BASE

Policyowners’ investment base for 2005, 2004, 2003, 2002, and 2001 consists of the following:

	At December 31,					For the year ended December 31,
	Units	Separate Account Index			Policyowner Investment Base	Investment Income Ratio*	Expenses as a % of Average Investment Base**			Total Return***
		Lowest	to	Highest			Lowest	to	Highest	Lowest	to	Highest
2005
Money Fund Division	612,669	$23.34	to	$24.60	$14,529,131	2.82%	.50%	to	.75%	2.10%	to	2.35%
Core Bond Fund Division	91,920	43.10	to	45.44	4,074,049	5.30%	.50%	to	.75%	1.82%	to	2.08%
Aggressive Growth Fund Division	193,119	66.95	to	70.33	13,197,347	0.00%	.50%	to	.75%	11.49%	to	11.77%
Capital Appreciation Fund Division	258,259	87.02	to	91.73	23,048,515	0.95%	.50%	to	.75%	4.32%	to	4.58%
Balanced Fund Division	731,271	50.14	to	52.61	37,532,842	1.76%	.50%	to	.75%	3.11%	to	3.37%
High Income Fund Division	114,623	51.63	to	54.27	6,072,295	6.42%	.50%	to	.75%	1.55%	to	1.80%
2006 Division	19,124	39.82	to	41.87	773,216	—	.84%	to	1.09%	1.50%	to	1.78%
2007 Division	5,645	40.80	to	42.80	236,137	—	.84%	to	1.09%	0.52%	to	0.77%
2008 Division	8,490	46.31	to	48.44	402,916	—	.84%	to	1.09%	(0.26%)	to	(0.01%)
2009 Division	1,033	39.89	to	41.62	41,584	—	.84%	to	1.09%	(0.35%)	to	(0.11%)
2010 Division	16,554	40.62	to	42.28	685,292	—	.84%	to	1.09%	(0.02%)	to	0.23%
2019 Division	10,122	15.94	to	16.22	161,444	—	.84%	to	1.09%	7.34%	to	7.65%
2004
Money Fund Division	655,681	$22.86	to	$24.04	$15,211,646	1.05%	.50%	to	.75%	0.22%	to	0.50%
Bond Fund Division	101,339	42.33	to	44.51	4,407,415	5.07%	.50%	to	.75%	4.70%	to	4.95%
Aggressive Growth Fund Division	210,014	60.05	to	62.93	12,865,957	0.00%	.50%	to	.75%	18.87%	to	19.19%
Capital Appreciation Fund Division	283,337	83.42	to	87.72	24,198,173	0.32%	.50%	to	.75%	6.13%	to	6.40%
Balanced Fund Division	781,767	48.63	to	50.89	38,856,908	1.04%	.50%	to	.75%	9.28%	to	9.54%
High Income Fund Division	126,064	50.84	to	53.31	6,569,876	7.52%	.50%	to	.75%	8.15%	to	8.42%
2005 Division	26,755	77.00	to	80.97	2,112,809	—	.84%	to	1.09%	0.05%	to	0.30%
2006 Division	19,869	39.23	to	41.14	791,183	—	.84%	to	1.09%	(0.08%)	to	0.17%
2007 Division	4,253	40.59	to	42.47	175,216	—	.84%	to	1.09%	0.30%	to	0.54%
2008 Division	9,324	46.43	to	48.45	444,565	—	.84%	to	1.09%	1.02%	to	1.30%
2009 Division	367	40.03	to	41.67	15,051	—	.84%	to	1.09%	1.83%	to	2.11%
2010 Division	11,649	40.63	to	42.18	478,320	—	.84%	to	1.09%	2.86%	to	3.13%
2019 Division	1,205	14.85	to	15.07	17,899	—	.84%	to	1.09%	10.08%	to	10.40%
2003
Money Fund Division	619,875	$22.81	to	$23.92	$14,382,320	0.83%	.50%	to	.75%	0.04%	to	0.29%
Bond Fund Division	125,549	40.43	to	42.41	5,216,727	6.15%	.50%	to	.75%	5.98%	to	6.26%
Aggressive Growth Fund Division	223,002	50.52	to	52.80	11,481,049	0.00%	.50%	to	.75%	24.65%	to	24.97%
Capital Appreciation Fund Division	301,845	78.60	to	82.44	24,277,471	0.38%	.50%	to	.75%	29.96%	to	30.30%
Multiple Strategies Fund Division	857,927	44.50	to	46.46	38,965,225	2.89%	.50%	to	.75%	24.02%	to	24.36%
High Income Fund Division	200,249	47.01	to	49.17	9,566,766	8.06%	.50%	to	.75%	23.03%	to	23.34%
2005 Division	28,868	76.96	to	80.73	2,273,102	—	.84%	to	1.09%	1.08%	to	1.34%
2006 Division	23,624	39.26	to	41.07	941,566	—	.84%	to	1.09%	1.63%	to	1.89%
2007 Division	4,402	40.47	to	42.24	180,687	—	.84%	to	1.09%	1.50%	to	1.78%
2008 Division	9,576	45.96	to	47.83	451,232	—	.84%	to	1.09%	1.57%	to	1.83%
2009 Division	380	39.31	to	40.81	15,259	—	.84%	to	1.09%	1.73%	to	1.97%
2010 Division	12,367	39.50	to	40.90	493,201	—	.84%	to	1.09%	2.15%	to	2.38%
2019 Division	1,223	13.49	to	13.65	16,492	—	.84%	to	1.09%	1.89%	to	2.17%

VARIABLE ACCOUNT B

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 8-POLICYOWNERS’ INVESTMENT BASE (Continued)

	At December 31,					For the year ended December 31,
	Units	Separate Account Index			Policyowner Investment Base	Investment Income Ratio*	Expenses as a % of Average Investment Base**			Total Return***
		Lowest	to	Highest			Lowest	to	Highest	Lowest	to	Highest
2002
Money Fund Division	766,748	$22.80	to	$23.85	$17,772,271	1.57%	.50%	to	.75%	0.71%	to	0.93%
Bond Fund Division	177,169	38.15	to	39.91	6,927,187	6.40%	.50%	to	.75%	8.20%	to	8.48%
Aggressive Growth Fund Division	237,726	40.53	to	42.25	9,811,493	0.73%	.50%	to	.75%	(28.33%)	to	(28.16%)
Capital Appreciation Fund Division	312,893	60.48	to	63.27	19,332,333	0.64%	.50%	to	.75%	(27.41%)	to	(27.23%)
Multiple Strategies Fund Division	896,588	35.88	to	37.36	32,783,334	3.73%	.50%	to	.75%	(11.08%)	to	(10.86%)
High Income Fund Division	220,973	38.21	to	39.86	8,574,035	12.29%	.50%	to	.75%	(3.12%)	to	(2.90%)
2005 Division	30,628	76.14	to	79.66	2,380,888	—	.84%	to	1.09%	7.59%	to	7.87%
2006 Division	24,393	38.63	to	40.31	955,858	—	.84%	to	1.09%	9.90%	to	10.20%
2007 Division	5,378	39.87	to	41.50	217,674	—	.84%	to	1.09%	12.31%	to	12.59%
2008 Division	9,812	45.25	to	46.97	454,559	—	.84%	to	1.09%	14.41%	to	14.70%
2009 Division	40	38.64	to	40.02	1,594	—	.84%	to	1.09%	16.04%	to	16.34%
2010 Division	11,908	38.67	to	39.95	464,894	—	.84%	to	1.09%	16.76%	to	17.09%
2019 Division	4,828	13.24	to	13.36	64,124	—	.84%	to	1.09%	18.85%	to	19.07%
2001
Money Fund Division	963,011	$22.64	to	$23.63	$22,095,176	17.09%	.50%	to	.75%	3.08%	to	3.34%
Bond Fund Division	151,781	35.26	to	36.79	5,473,642	1.95%	.50%	to	.75%	6.97%	to	7.25%
Aggressive Growth Fund Division	278,630	56.55	to	58.81	16,022,530	0.60%	.50%	to	.75%	(31.79%)	to	(31.61%)
Capital Appreciation Fund Division	363,293	83.32	to	86.94	30,863,141	0.52%	.50%	to	.75%	(13.24%)	to	(13.01%)
Multiple Strategies Fund Division	1,022,765	40.35	to	41.91	41,997,806	21.47%	.50%	to	.75%	1.45%	to	1.71%
High Income Fund Division	161,606	39.44	to	41.05	6,515,015	43.88%	.50%	to	.75%	1.20%	to	1.46%
2005 Division	31,158	70.77	to	73.85	2,249,076	—	.84%	to	1.09%	7.89%	to	8.16%
2006 Division	32,727	35.15	to	36.58	1,168,467	—	.84%	to	1.09%	7.58%	to	7.86%
2007 Division	5,255	35.50	to	36.86	189,146	—	.84%	to	1.09%	6.79%	to	7.06%
2008 Division	10,057	39.55	to	40.95	406,587	—	.84%	to	1.09%	5.95%	to	6.22%
2009 Division	49	33.30	to	34.40	1,674	—	.84%	to	1.09%	4.93%	to	5.20%
2010 Division	12,194	33.12	to	34.12	407,332	—	.84%	to	1.09%	3.60%	to	3.86%
2019 Division	4,886	11.14	to	11.22	54,608	—	.84%	to	1.09%	(1.59%)	to	(1.34%)

*	These ratios represent dividends received by the Account’s divisions from the underlying investments, divided by the respective division’s average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions to the Account’s unit values. The recognition of investment income by the Account’s divisions is affected by the timing of the declaration of dividends by the underlying investments.

**	These ratios represent the expenses of the Account (consisting primarily of mortality and expense risk charges) which result in a direct reduction to the Account’s unit values. Expenses of the underlying investments and any charges made directly to a policy (through the redemption of units) are excluded.

***	These ratios represent the total return of the Account’s divisions. The ratios include changes in the values of the underlying investments and deductions for items included in the expense ratios. The ratios do not include any policy charges; inclusion of these amounts in the calculations would result in reductions in the ratios.

NOTE 9-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds and the Merrill Trust, that the Account satisfies the current requirements of the regulations.

NOTE 10-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

51260 2/06